Shareholder Report, Holdings (Details)	Mar. 31, 2026
C000100297 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
C000100297 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
C000100297 | Adjustable Rate Mortgages
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
C000100297 | U.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000100297 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000100297 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000100297 | Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000100297 | Trade Finance Agreements
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000100297 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	21.60%
C000100297 | Floating Rate Loans
Holdings [Line Items]
Percent of Net Asset Value	46.40%
C000093604 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
C000093604 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
C000093604 | Adjustable Rate Mortgages
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
C000093604 | U.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000093604 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000093604 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000093604 | Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000093604 | Trade Finance Agreements
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000093604 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	21.60%
C000093604 | Floating Rate Loans
Holdings [Line Items]
Percent of Net Asset Value	46.40%
C000176299 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[3]
C000176299 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[3]
C000176299 | Adjustable Rate Mortgages
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[3]
C000176299 | U.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000176299 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000176299 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000176299 | Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000176299 | Trade Finance Agreements
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000176299 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	21.60%
C000176299 | Floating Rate Loans
Holdings [Line Items]
Percent of Net Asset Value	46.40%
C000024652 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000024652 | Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000024652 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000024652 | Non-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000024652 | U.S. Government Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	94.60%
C000024654 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000024654 | Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000024654 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000024654 | Non-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000024654 | U.S. Government Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	94.60%
C000219628 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000219628 | Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000219628 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000219628 | Non-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000219628 | U.S. Government Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	94.60%

[1]	Represents less than 0.1%.
[2]	Represents less than 0.1%.
[3]	Represents less than 0.1%.